UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:           12

Form 13F Information Table Value Total:           $138,832
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                         Name
--------------------                         ----

(1) 028-12144                                Tiger Veda Global, L.P.
(2) 028-12700                                Tiger Veda L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                           March 31, 2012
COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6      COL 7       COLUMN 8

                              TITLE OF                    VALUE     SHRS OR SH/ PUT/   INVESTMENT       OTHR    VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)   PRN AMT PRN CALL   DISCRETION       MGRS   SOLE  SHARED  NONE
APPLE INC                     COM             037833100  17,141      28,590 SH         SHARED-DEFINED  01,02          28,590
BARRICK GOLD CORP             COM             067901108  12,631     290,500 SH         SHARED-DEFINED  01,02         290,500
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305  10,067     158,663 SH         SHARED-DEFINED  01,02         158,663
GOOGLE INC                    CL A            38259P508  17,634      27,500 SH         SHARED-DEFINED  01,02          27,500
GRACE W R & CO DEL NEW        COM             38388F108  13,699     237,000 SH         SHARED-DEFINED  01,02         237,000
HARRY WINSTON DIAMOND CORP    COM             41587B100   6,616     450,000 SH         SHARED-DEFINED  01,02         450,000
LORAL SPACE & COMMUNICATNS I  COM             543881106  17,509     219,962 SH         SHARED-DEFINED  01,02         219,962
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105  17,361     526,237 SH         SHARED-DEFINED  01,02         526,237
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   5,103     103,000 SH         SHARED-DEFINED  01,02         103,000
SCORPIO TANKERS INC           SHS             Y7542C106   6,417     908,983 SH         SHARED-DEFINED  01,02         908,983
SEACOR HOLDINGS INC           COM             811904101  14,415     150,500 SH         SHARED-DEFINED  01,02         150,500
SEMGROUP CORP                 CL A            81663A105     239       8,201 SH              SOLE               8,201







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